Reporting Entities (Tables)	3 Months Ended
Mar. 31, 2016
Asian Equity Exchange Group Co LTD [Member]
Schedule of Reporting Entities

Name of subsidiary	Place of incorporation	Percentage of interest	Principal activities

Yinfu International Enterprise Ltd.	Hong Kong	100% directly	Providing consultancy services in investment and corporate management

Yinfu Guotai Investment Consultant (Shenzhen) Co., Ltd.*	The People’s Republic of China	100% indirectly	Providing consultancy services in investment and corporate management

* (This company has no official English name. The name used is an English translation for identification purpose.)